SCHEDULE III - SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) property
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	594
Fair value	$ 59,280
Debt	$ 38,154
Office
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	57
Fair value	$ 17,950
Debt	$ 11,728
Retail
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	48
Fair value	$ 18,907
Debt	$ 11,443
Opportunistic Office
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	99
Fair value	$ 7,567
Debt	$ 5,219
Opportunistic Retail
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	12
Fair value	$ 1,140
Debt	$ 590
Logistics
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	44
Fair value	$ 1,619
Debt	$ 897
Multifamily
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	119
Fair value	$ 3,631
Debt	$ 2,987
Student Housing
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	15
Fair value	$ 1,102
Debt	$ 768
Manufactured Housing
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	85
Fair value	$ 2,296
Debt	$ 1,475
Mixed-use
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	7
Fair value	$ 2,777
Debt	$ 1,758
Secondaries
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	78
Fair value	$ 2,285
Debt	$ 1,289
Single Family Rental
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	30
Fair value	$ 6
Debt	0
Commercial Development properties and land/parking lots
Real Estate And Accumulated Depreciation By Property [Line Items]
Fair value	2,798
Development properties and land
Real Estate And Accumulated Depreciation By Property [Line Items]
Debt	808
Corporate facilities
Real Estate And Accumulated Depreciation By Property [Line Items]
Debt	6,963
Hospitality
Real Estate And Accumulated Depreciation By Property [Line Items]
Debt	4,983
Deferred finance costs	$ 225